PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2019	December 31, 2018
Leasehold improvements	$267,779	$256,920
Vehicle	149,916	143,560
Furniture and fixtures	134,872	132,088
Computer Equipment	108,435	87,087
Software	61,287	61,287
Test Equipment	5,059	-
	727,348	680,942
Less: accumulated depreciation	(211,497)	(178,796)
TOTAL PROPERTY AND EQUIPMENT	$515,851	$502,146

Depreciation expense for the three months ended March 31, 2019 and 2018 was $32,701 and $2,635, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Years Ended December 31,
	2018	2017
Leasehold improvements	$256,920	$30,367
Vehicle	143,560	—
Furniture and fixtures	132,088	41,685
Computer Equipment	87,087	39,382
Software	61,287	25,272
	680,942	136,706
Less: accumulated depreciation	(178,796)	(123,850)
TOTAL PROPERTY AND EQUIPMENT	$502,146	$12,856

Depreciation expense for the years ended December 31, 2018 and 2017 was $54,946 and $13,439, respectively.